Lease - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Weighted average remaining lease term	10 years 9 months 18 days
Weighted average discount rate	4.90%
Operating lease cost	$ 6,075
Short term lease cost	784	$ 487	$ 948
Minimum future rental payments	$ 10